Business Optimization Initiatives (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Cash expenses					$ 43	$ 50	$ 30
Charges	$ 0	$ 27	$ 3	$ 43
Non-cash expenses						83	14
Reserve adjustments	0		(10)	(2)	(10)
Total business optimization expenses (benefits)	0	27	(7)	41	33	133	44
Discontinued operations	0			(8)	(8)	(101)
Business optimization expenses (benefits) in continuing operations	$ 0	$ 27	$ (7)	$ 33	$ 25	$ 32	$ 44